Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (THE "MASTER FUND")	$ 236,019,823	$ 111,327,838
DUE FROM THE MASTER FUND	3,184,538	233,876
CASH	6,164,454	7,916,721
TOTAL	245,368,815	119,478,435
LIABILITIES:
Capital contributions received in advance	6,163,876	7,766,045
Capital withdrawal payable	3,184,538	233,876
Due to the Master Fund	578	150,676
Total liabilities	9,348,992	8,150,597
PARTNERS' CAPITAL:
General Partner	3,463,815	1,447,561
Total limited partners	232,556,008	109,880,277
Total partners' capital	236,019,823	111,327,838
TOTAL	245,368,815	119,478,435
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	166,336,096	71,988,161
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,039.97	$ 1,111.67
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	22,643,903	6,405,290
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,077.62	$ 1,131.26
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	43,576,009	31,486,826
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,084.25	$ 1,135.40
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $41,272,197 and $51,569,250)	41,274,794	51,585,010
Net unrealized appreciation on open futures and forward currency contracts	8,775,049	13,312,178
Due from brokers	3,971,338	3,146,214
Cash denominated in foreign currencies (cost $606,954 and $2,353,889)	604,841	2,324,160
Total equity in trading accounts	54,626,022	70,367,562
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $344,350,425 and $218,631,689)	344,352,511	218,671,298
CASH AND CASH EQUIVALENTS	18,112,495	14,383,754
ACCRUED INTEREST RECEIVABLE	1,894,957	476,291
DUE FROM MILLBURN MULTI-MARKETS LTD.	61	712
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	578	150,676
TOTAL	418,986,624	304,050,293
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	397,253
Cash denominated in foreign currencies (cost -$1,614,489 and -$251,028)	1,619,538	248,557
Capital contributions received in advance	18,930	884,835
Capital withdrawals payable	5,902,350	4,726,525
Management fee payable	601,992	418,270
Selling commissions payable	286,819	122,477
Accrued expenses	483,424	122,002
Due to brokers	86,753
Commissions and other trading fees on open futures contracts	62,997	67,334
Due to the General Partner	25,211	684
Total liabilities	9,485,267	6,590,684
PARTNERS' CAPITAL:
Total partners' capital	409,501,357	297,459,609
TOTAL	$ 418,986,624	$ 304,050,293